VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.7

Data Compare (Non-Ignored)
Run Date - 5/14/2020 1:28:08 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	[Redact]		59	Refi Purpose	Cash-out	Rate/Term	Verified	Client agreed and updated their data tape
XXXX	[Redact]		227	Refi Purpose	Cash-out	Rate/Term	Verified	Client agreed and updated their data tape
XXXX	[Redact]		323	Refi Purpose	Rate/Term	Cash-out - Other	Verified	Client agreed and updated their data tape
XXXX	[Redact]		414	Refi Purpose	Cash-out	Rate/Term	Verified	Client agreed and updated their data tape
XXXX	[Redact]		425	# of Units	[Redact]	[Redact]	Verified	Client agreed and updated their data tape
XXXX	[Redact]		436	# of Units	[Redact]	[Redact]	Verified	Client agreed and updated their data tape